Regulatory Assets and Liabilities (ROE of New Mexico Gas Company) (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 CAD ($)
New Mexico Gas Company [Member] | New Mexico Public Regulatory [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities Bill Reduction	$ 4.0